Accruals and other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Payables and Accruals [Abstract]
Schedule of accruals and other current liabilities

	As of,
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Accruals	99,429	194,056	149,132
Provision for reinstatement	32,000	32,000	24,592
Other payables	51,421	29,279	22,501
Non-trade creditors	358,828	524,636	403,183
Total	541,678	779,971	599,408

	As of April 30,
	2024	2025	2025
	S$	S$	US$

Accruals	71,023	99,429	76,163
Goods and Services Tax payables	26,161	-	-
Provision for reinstatement	32,000	32,000	24,512
Other payables	61,444	51,421	39,388
Non-trade creditors	254,494	358,828	274,861
Total	445,122	541,678	414,924